Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common shares, par value	$ 0.001	$ 0.001
Common shares, shares authorized	499,999,900	499,999,900
Common shares, shares issued	28,040,305	25,685,527
Common shares, shares outstanding	28,040,305	25,685,527
Manager shares, par value	$ 0.001	$ 0.001
Manager shares, shares authorized	100	100
Manager shares, shares issued	100	100
Manager shares, shares outstanding	100	100